Investments in Associates - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Assets	R$ 11,959,590	R$ 13,033,936
Liabilities	(6,240,818)	(9,022,320)
Non-current
Assets	44,401,126	42,590,575
Liabilities	(32,150,542)	(29,542,778)
Total shareholders' equity	17,969,356	17,059,413	R$ 16,009,749	R$ 16,189,250
Cosan S.A. [member]
Current
Assets	3,223,524	3,292,492
Liabilities	(1,915,211)	(3,126,675)
Net current assets	1,308,313	165,817
Non-current
Assets	8,836,357	9,104,142
Liabilities	(4,981,805)	(4,730,870)
Net non-current assets	3,854,552	4,373,272
Total shareholders' equity	5,162,865	4,539,089
Cosan Logistica S.A. [member]
Current
Assets	2,076,250	2,439,746
Liabilities	(927,622)	(1,074,408)
Net current assets	1,148,628	1,365,338
Non-current
Assets	16,190,848	14,154,927
Liabilities	(7,410,761)	(6,073,595)
Net non-current assets	8,780,087	8,081,332
Total shareholders' equity	9,928,715	9,446,670
Companhia de Gas de Sao Paulo - COMGAS [member]
Current
Assets	7,147	7,112
Liabilities	(1,806)	(3,625)
Net current assets	5,341	3,487
Non-current
Assets	2,286,503	2,207,520
Net non-current assets	2,286,503	2,207,520
Total shareholders' equity	2,291,844	2,211,007
Rumo S.A. [member]
Current
Assets	297,823	581,296
Liabilities	(365,275)	(585,226)
Net current assets	(67,452)	(3,930)
Non-current
Assets	10,928,252	10,239,474
Liabilities	(2,832,600)	(2,484,084)
Net non-current assets	8,095,652	7,755,390
Total shareholders' equity	R$ 8,028,200	R$ 7,751,460